Alliance Municipal Trust
- Florida Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001

PORTFOLIO OF INVESTMENTS                              Alliance Municipal Trust -
December 31, 2001 (unaudited)                                  Florida Portfolio
================================================================================

Principal
 Amount
  (000)     Security(a)                                 Yield              Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-69.5%
            FLORIDA-69.5%
            Alachua County IDR
            (Florida Rock Industries,
            Inc.) AMT
 $ 9,000    11/01/22 (b) .................               1.70%      $  9,000,000
            Brevard County
            Educational
            Facilities Authority
            (Institute of Technology)
            Series 01A
   2,100    11/01/31 (b) .................               1.80          2,100,000
            Broward County
            Education,
            Residential & Training
            Authority IDR
            (International Game Fish
            Association Project)
            Series 97
   2,100    8/01/04 (b) ..................               1.65          2,100,000
            Broward County HFA
            (Single Family Mortgage
            Revenue)
            Series D AMT
   3,500    3/29/02 ......................               3.50          3,500,000
            Broward County HFA
            MFHR
            (Fishermens Landing)
            Series 99
   5,800    11/01/07 (b) .................               1.45          5,800,000
            Broward County HFA
            MFHR
            (Jacaranda Village
            Apartments)
            Series 97
   3,230    9/01/22 (b) ..................               1.45          3,230,000
            Broward County HFA
            MFHR
            (Margate Investments
            Project)
   5,900    11/01/05 (b) .................               1.45          5,900,000
            Broward County HFA
            MFHR
            (Reflections Apartments)
            Series 99
   6,900    12/01/29 (b) .................               1.45          6,900,000
            Capital Projects Finance
            Authority
            (Capital Project Loan
            Program AAAE Airports
            Project)
            Series 00H
  25,110    12/01/30 (b) .................               1.85         25,110,000
            City of Tampa
            (Tampa Preparatory
            School, Inc.)
            Series 00
   3,600    11/01/25 (b) .................               1.40          3,600,000
            Dade County IDA
            (Florida Convalescent
            Association Project)
            Series 86 AMT
   1,745    12/01/11 (b) .................               2.00          1,745,000
            Escambia County
            (Gelman Sciences, Inc.
            Project)
            Series 96 AMT
   1,200    7/01/05 (b) ..................               1.80          1,200,000
            Florida HFA
            (Timberline Apts.)
            Series 99P AMT
   4,135    10/15/32 (b) .................               1.60          4,135,000
            Florida HFA MFHR
            (Charleston Landings
            Apts.)
            Series 01I-A
   6,000    7/01/31 (b) ..................               1.45          6,000,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
   4,500    12/01/08 (b) .................               1.80          4,500,000
            Florida HFA MFHR
            (Fairmont Oaks Project)
            Series 89E
   2,670    4/01/26 (b) ..................               1.85          2,670,000
            Florida HFA MFHR
            (Horizon Place Assoc.)
            Series 83
   4,900    12/01/05 (b) .................               1.70          4,900,000
            Florida HFA MFHR
            (Wood Forest Apts.)
            Series 83I
   4,000    12/01/05 (b) .................               1.70          4,000,000
            Gulf Breeze
            (Florida Municipal Bond
            Fund)
            Series A
   6,165    3/31/21 (b) ..................               1.45          6,165,000
            Highlands County Health
            Facilities
            (Adventist/Sunbelt)
            Series A
   8,245    11/15/26 (b) .................               1.65          8,245,000

PORTFOLIO OF INVESTMENTS                              Alliance Municipal Trust -
(continued)                                                    Florida Portfolio
================================================================================

Principal
 Amount
  (000)     Security(a)                                 Yield              Value
--------------------------------------------------------------------------------
            Highlands County Health
            Facilities Authority
            (Adventist Health
            System)
            Series A
 $14,535    11/15/27 (b) .................               1.65%      $ 14,535,000
            Hillsborough County
            Aviation
            (Delta Air Lines)
            Series 00
   2,000    12/01/30 (b) .................               1.65          2,000,000
            Hillsborough County HFA
            MFHR
            (Brandon Crossing Apts.)
            Series 98A AMT
   7,970    12/01/32 (b) .................               1.47          7,970,000
            Hillsborough County IDA
            (Tampa Metro Area
            YMCA Project)
            Series 00
   4,500    3/01/25 (b) ..................               1.65          4,500,000
            Hillsborough County IDR
            (Seaboard Tampa) AMT
   5,500    12/01/16 (b) .................               1.90          5,500,000
            Jacksonville Economic
            Development Community
            (Bolles School Project)
            Series 99A
   2,475    7/01/14 (b) ..................               1.35          2,475,000
            Jacksonville Hospital
            Revenue
            & Refunding Bonds
            (Genesis Rehabilitation)
            Series 96
   7,600    5/01/21 (b) ..................               2.00          7,600,000
            Jacksonville IDR
            (University of Florida
            Health Science Center)
            Series 89
     900    7/01/19 (b) ..................               1.85            900,000
            Manatee County HFA
            MFHR
            (Harbour Project)
            Series 90B
   2,200    12/01/07 .....................               1.80          2,200,000
            Marion County Hospital
            District Health System
            Improvement
            (Munroe Regional Health
            Systems)
  12,875    10/01/30 (b) .................               1.45         12,875,000
            Miami-Dade County
            Educational Facilities
            Authority
            (Florida Memorial
            College)
            Series 98
   2,800    10/01/18 (b) .................               1.65          2,800,000
            Miami-Dade County IDA
            (Professional
            Modification Project)
            Series 98 AMT
   6,000    8/01/18 (b) ..................               1.45          6,000,000
            Okeechobee County
            (Chambers Waste
            System)
            Series 89 AMT
   2,155    3/01/06 (b) ..................               1.75          2,155,000
            Orange County Health
            Facilities
            (Adventist Health
            Systems)
            Series 92
   1,855    11/15/14 (b) .................               1.75          1,855,000
            Orange County Health
            Facilities
            (Florida Hospital Assoc.)
            Series 00A
  21,000    6/01/30 (b) ..................               1.85         21,000,000
            Orange County HFA
            (Osprey Ridge Apts
            Project)
            Series 00H AMT
   4,000    2/15/33 (b) ..................               1.50          4,000,000
            Orange County HFA
            MFHR
            (Charleston Club Apts.)
            Series 01A
   6,000    7/15/34 (b) ..................               1.50          6,000,000
            Orlando Special
            Assessment District
            (Republic Drive Project)
            Series 97A
  11,400    10/01/21 (b) .................               1.50         11,400,000
            Palm Beach Airport
            Revenue
            (Jet Aviation Project)
            Series 99 AMT
   7,300    11/01/14 (b) .................               1.55          7,300,000

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

Principal
 Amount
  (000)     Security(a)                                 Yield              Value
--------------------------------------------------------------------------------
            Palm Beach County
            (Zoological Society
            Project)
            Series 01
 $ 5,500    5/01/31 (b) ..................               1.65%      $  5,500,000
            Palm Beach County
            Facilities
            (Atlantic College)
            Series 01
   8,000    12/01/31 (b) .................               1.65          8,000,000
            Palm Beach County HFA
            MFHR
            (Cotton Bay Apts.)
            Series 88D
   9,000    11/01/07 (b) .................               1.40          9,000,000
            Palm Beach County HFA
            MFHR
            (Mahogny Bay)
            Series 88C
   3,200    11/01/07 (b) .................               1.40          3,200,000
            Palm Beach IDR
            (Boca Raton Community
            Day School)
            Series 99
   4,800    9/01/20 (b) ..................               1.35          4,800,000
            Palm Beach IDR
            (Florida Convalescent
            Center Project) AMT
   2,135    11/01/11 (b) .................               2.00          2,135,000
            Pinellas County Health
            Facilities
            (Mease Manor, Inc.)
            Series 95
   3,575    11/01/15 (b) .................               1.35          3,575,000
            Pinellas County HFA
            SFMR
            (Multi-County Program)
            Series B2
   8,250    2/01/02 ......................               2.75          8,250,000
            Polk County IDA
            (Farmland Hydro LP
            Project)
            Series 99 AMT
  24,000    2/01/29 (b) ..................               1.80         24,000,000
            Polk County IDA
            (Florida Treatt, Inc.
            Project)
            Series 01 AMT
   5,000    7/01/21 (b) ..................               1.75          5,000,000
            St. John County IDA
            (Glenmoor at St. John's
            Project)
            Series 99C
   9,800    1/01/07 (b) ..................               1.40          9,800,000
            St. Lucie County IDR
            (Freedom Plastics
            Project)
            Series 00 AMT
   5,500    11/01/20 (b) .................               1.70          5,500,000
            University of South
            Florida
            (Certificates of
            Participation)
            Series 00
     900    1/01/29 (b) ..................               1.47            900,000
                                                                    ------------
            Total Municipal Bonds
            (amortized cost
            $323,525,000) ................                           323,525,000
                                                                    ------------
            COMMERCIAL PAPER-9.1%
            FLORIDA-9.1%
            Florida Municipal Power
            Agency
            (Initial Pooled Loan
            Project)
            Series A
   2,500    1/28/02 ......................               1.45          2,500,000
            Florida Municipal Power
            Agency
            (Initial Pooled Loan
            Project)
            Series A
   2,500    2/05/02 ......................               1.45          2,500,000
            Hillsborough County
            Aviation
            (Airport Facilities)
            Series B AMT
   4,700    2/13/02 ......................               1.50          4,700,000
            Hillsborough County
            Aviation
            (Airport Facilities)
            Series B AMT
   6,000    2/21/02 ......................               1.70          6,000,000
            Hillsborough County
            Aviation
            (Airport Facilities)
            Series B AMT
   4,000    1/09/02 ......................               2.15          4,000,000

PORTFOLIO OF INVESTMENTS                              Alliance Municipal Trust -
(continued)                                                    Florida Portfolio
================================================================================

Principal
 Amount
  (000)     Security(a)                                 Yield              Value
--------------------------------------------------------------------------------
            Miami-Dade County
            Aviation
            (Miami International
            Airport)
            Series A AMT
 $ 5,035    2/11/02 ......................               1.55%      $  5,035,000
            Miami-Dade County
            Aviation
            (Miami International
            Airport)
            Series A AMT
  10,000    2/01/02 ......................               1.65         10,000,000
            Sarasota County Public
            Hospital Revenue
            (Sarasota Memorial
            Hospital)
            Series B
   4,650    1/25/02 ......................               1.70          4,650,000
            Sarasota County Public
            Hospital Revenue
            (Sarasota Memorial
            Hospital)
            Series C
   3,000    2/12/02 ......................               1.45          3,000,000
                                                                    ------------

Principal
 Amount
  (000)                                                                    Value
--------------------------------------------------------------------------------
            Total Commercial Paper
            (amortized cost
            $42,385,000) .................                          $ 42,385,000
                                                                    ------------
            TOTAL INVESTMENTS-78.6%
            (amortized cost
            $365,910,000) ................                           365,910,000
            Other assets less
            liabilities-21.4% ............                            99,443,623
                                                                    ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            465,353,727 shares
            outstanding) .................                          $465,353,623
                                                                    ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  -  Alternative Minimum Tax
      HFA  -  Housing Finance Agency/Authority
      IDA  -  Industrial Development Authority
      IDR  -  Industrial Development Revenue
      MFHR -  Multi-Family Housing Revenue

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES                   Alliance Municipal Trust -
December 31, 2001 (unaudited)                                  Florida Portfolio
================================================================================

ASSETS
   Investments in securities, at value (cost $365,910,000) ..     $ 365,910,000
   Cash .....................................................        99,017,180
   Interest receivable ......................................           595,778
   Receivable for investment securities sold ................            85,000
                                                                  -------------
   Total assets .............................................       465,607,958
                                                                  -------------
LIABILITIES
   Advisory fee payable .....................................           125,963
   Distribution fee payable .................................            62,405
   Dividends payable ........................................             4,113
   Accrued expenses .........................................            61,854
                                                                  -------------
   Total liabilities ........................................           254,335
                                                                  -------------
NET ASSETS ..................................................     $ 465,353,623
                                                                  =============
COMPOSITION OF NET ASSETS
   Capital stock, at par ....................................     $ 465,353,727
   Accumulated net realized loss on investment transactions .              (104)
                                                                  -------------
                                                                  $ 465,353,623
                                                                  =============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2001 (unaudited)                 Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest ......................................................                      $2,699,276
EXPENSES
   Advisory fee (Note B) .........................................     $   618,145
   Distribution assistance and administrative service (Note C) ...         517,223
   Custodian fees ................................................          39,914
   Transfer agency (Note B) ......................................          32,619
   Registration fees .............................................          27,161
   Audit and legal fees ..........................................          13,953
   Printing ......................................................          12,785
   Trustees' fees ................................................             981
   Miscellaneous .................................................           4,453
                                                                       -----------
   Total expenses ................................................       1,267,234
   Less: expense reimbursement ...................................         (30,944)
                                                                       -----------
   Net expenses ..................................................                       1,236,290
                                                                                        ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                      $1,462,986
                                                                                        ==========

--------------------------------------------------------------------------------

See notes to financial statements.

                                                      Alliance Municipal Trust -
STATEMENT OF CHANGES IN NET ASSETS                             Florida Portfolio
================================================================================

                                                     Six Months Ended
                                                     December 31, 2001      Year Ended
                                                        (unaudited)       June 30, 2001
                                                     =================    =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .........................     $   1,462,986      $   6,660,858
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .........................        (1,462,986)        (6,660,858)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .........................       227,451,618         34,172,196
                                                       -------------      -------------
   Total increase ................................       227,451,618         34,172,196
NET ASSETS
   Beginning of period ...........................       237,902,005        203,729,809
                                                       -------------      -------------
   End of period .................................     $ 465,353,623      $ 237,902,005
                                                       =============      =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2001 (unaudited)                                  Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio"), Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $30,944.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $13,217 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $145 under an expense offset arrangement with AGIS.

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $309,072. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $208,151, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $104 which expires in the year 2005. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2001, capital paid-in aggregated $465,353,727. Transactions, all at $1.00 per share, were as follows:

                                                   Six Months Ended       Year Ended
                                                   December 31, 2001       June 30,
                                                      (unaudited)            2001
                                                   =================    ==============
Shares sold ...................................       483,708,102        1,108,706,584
Shares issued on reinvestments of dividends ...         1,462,986            6,660,858
Shares redeemed ...............................      (257,719,470)      (1,081,195,246)
                                                     ------------       --------------
Net increase ..................................       227,451,618           34,172,196
                                                     ============       ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - Florida Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                 Six Months Ended
                                                    December 31,                         Year Ended June 30,
                                                       2001           =======================================================
                                                    (unaudited)         2001        2000        1999        1998       1997
                                                 ================     ========    ========    ========    ========    =======
Net asset value, beginning of period .......         $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                     --------         --------    --------    --------    --------    -------
Income From Investment Operations
Net investment income (a) ..................             .006             .028        .028        .024        .028       .030
                                                     --------         --------    --------    --------    --------    -------
Less: Dividends
Dividends from net investment income .......            (.006)           (.028)      (.028)      (.024)      (.028)     (.030)
                                                     --------         --------    --------    --------    --------    -------
Net asset value, end of period .............             1.00         $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                     ========         ========    ========    ========    ========    =======
Total Return
Total investment return based on net
asset value (b) ............................              .57%            2.87%       2.82%       2.41%       2.87%      3.03%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..         $465,354         $237,902    $203,730    $136,916    $113,095    $89,149
Ratio to average net assets of:
   Expenses, net of waivers and
   reimbursements ..........................             1.00%(c)         1.00%       1.00%       1.00%        .93%       .65%
   Expenses, before waivers and
   reimbursements ..........................             1.03%(c)         1.03%       1.08%       1.08%       1.06%      1.10%
   Net investment income (a) ...............             1.18%(c)         2.76%       2.79%       2.36%       2.82%      2.97%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Municipal Trust - Florida Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |6| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTFLSR1201